SCHEDULE OF BALANCES FOR THE OPERATING AND FINANCE LEASES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lease
Right-of-use assets - operating lease	$ 2,369	¥ 16,342	¥ 34,948
Current portion of operating lease liabilities	1,473	10,162	20,405
Non-current operating lease liabilities	$ 935	6,448	¥ 11,882
Total operating lease liabilities		¥ 16,610